Dividend Per Common Share - Additional Information (Detail) - € / shares			1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 07, 2021	Jun. 03, 2021	Aug. 20, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.0015
Stock repurchase program to repurchase common shares					21,531,927
Common shares repurchased average price per share			€ 3.7013
Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.00425
Proposed dividend							€ 0.00375
Final Dividend 2020 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share	€ 3.52	€ 0.06
Percentage of shareholders receive cash dividend					42.00%
Percentage of shareholders receive stock dividend					58.00%
Cash dividend payable per common share					€ 0.08
Interim Dividend 2020 [Member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend						52.00%
Percentage of shareholders receive stock dividend						48.00%
Cash dividend payable per common share						€ 0.06
Stock repurchase program to repurchase common shares						24,028,645
Interim Dividend 2019 [Member]
Disclosure of detailed information of dividends [line items]
Percentage of shareholders receive cash dividend							55.00%
Percentage of shareholders receive stock dividend							45.00%
Cash dividend payable per common share							€ 0.15
Stock dividend payable description							the stock dividend amounted to one new Aegon common share for every 25 common shares held.
Dividend payable, date to be paid							Sep. 20, 2019
Stock repurchase program to repurchase common shares							43,149,667
Period of repurchase							Between October 1, 2019, and November 8, 2019
Common shares repurchased average price per share						€ 3.89
Interim Dividend 2019 [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Proposed dividend							€ 0.15
Interim Dividend 2018 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					0.00225
Interim Dividend 2016 [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		0.06
Interim Dividend 2016 [member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		0.0015
Twenty twenty Dividend [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		0.12
Twenty twenty Dividend [Member] | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share		€ 0.0030
Final Dividend 2021 [Member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					0.09
Stock repurchase program to repurchase common shares			35,933,035
Final Dividend 2021 [Member] | Aegon N.V [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.17
Interim Dividend 2021
Disclosure of detailed information of dividends [line items]
Dividend per common share				€ 0.08
Stock dividend payable description					the stock dividend amounted to one new Aegon common share for every 52 common shares held.
Dividend payable, date to be paid					Sep. 17, 2021
Interim Dividend 2021 | Common shares B [member]
Disclosure of detailed information of dividends [line items]
Dividend per common share					€ 0.002
Dividends paid on common shares					1/40th of the dividend paid on common shares.	1/40th of the dividend paid on common shares